Commitments and contingencies - Operating & Finance leases (Details) € in Millions	12 Months Ended			120 Months Ended	124 Months Ended
	Mar. 31, 2019 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2014 aircraft
Airbus A320 aircraft
Operating and Finance leases
Number of aircraft under operating lease | aircraft	16
Sale and Leaseback Arrangement | Boeing 737-800 aircraft
Operating and Finance leases
Number of aircraft financed by operating lease | aircraft					76
Lease term					7 years
Number of aircraft returned to lessor | aircraft	50
Number of aircraft under operating lease | aircraft	26
Number of operating lease aircraft which has option to extend initial period | aircraft	10
Number of operating lease aircraft which has option to extend initial period is exercised | aircraft	10
Minimum future lease payments, Number of aircrafts | aircraft	36	31	33
Minimum future lease payments	€ 290.1	€ 150.3	€ 231.8
Sale and Leaseback Arrangement | Boeing 737-800 aircraft | USD
Operating and Finance leases
Number of aircraft under operating lease | aircraft	36
Sale and Leaseback Arrangement | Boeing 737-800 aircraft | Less than one year
Operating and Finance leases
Minimum future lease payments	€ 103.5	76.8	88.9
Sale and Leaseback Arrangement | Boeing 737-800 aircraft | Between one and five years
Operating and Finance leases
Minimum future lease payments	176.7	€ 73.5	€ 142.9
Sale and Leaseback Arrangement | Boeing 737-800 aircraft | After five years
Operating and Finance leases
Minimum future lease payments	€ 9.9
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft
Operating and Finance leases
Period to exercise call option to purchase aircraft	10 years 6 months
Number of finance lease aircraft for which call option exercised | aircraft	12	6	4
Minimum future lease payments, number of aircrafts | aircraft	12	16	22
Minimum payments	€ 200.1	€ 329.1	€ 459.4
Less amounts allocated to future financing costs	(0.7)	(2.9)	(2.9)
Present value of minimum lease payments	€ 199.4	326.2	456.5
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Euro Member Countries, Euro
Operating and Finance leases
Number of aircraft accounted as finance lease | aircraft				30
Period of euro denominated Japanese operating lease with call options				13 years
Number of aircraft financed through euro denominated amortising commercial debt transactions | aircraft	3
Commercial debt transaction amortisation period	12 years
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Calculated Present Value
Operating and Finance leases
Minimum payments	€ 186.4	303.1	417.0
Less amounts allocated to future financing costs	(0.6)	(2.7)	(2.7)
Present value of minimum lease payments	185.8	300.4	414.3
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Less than one year
Operating and Finance leases
Minimum payments	21.4	129.4	131.5
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Less than one year | Calculated Present Value
Operating and Finance leases
Minimum payments	20.9	124.5	126.5
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Between one and five years
Operating and Finance leases
Minimum payments	178.7	199.7	327.9
Japanese Operating Leases with Call Options Arrangement | Boeing 737-800 aircraft | Between one and five years | Calculated Present Value
Operating and Finance leases
Minimum payments	€ 165.5	€ 178.6	€ 290.5